Segment Information	12 Months Ended
Mar. 31, 2014
Segment Reporting [Abstract]
Segment Information

NOTE 19: — SEGMENT INFORMATION

a.	Geographic Area Information:

The Group operates in one industry segment, which produces, researches, develops and markets pharmaceutical products. Management organizes the Company’s operations based on geographic segments, which are presented below in accordance with FASB ASC Paragraph 280-10-50-1, “Segment Reporting – Overall – Disclosure – Operating Segments.”

	Israel	Canada*	U.S.A.	Other	Consolidated
Year ended March 31, 2014 and as of March 31, 2014:
Sales to unaffiliated customers **	$22,917	$56,718	$669,481	$10,169	$759,285
Long-lived assets ***	$90,676	$44,165	$39,140	$1,325	$175,306
Year ended March 31, 2013 and as of March 31, 2013:
Sales to unaffiliated customers **	$19,929	$52,452	$587,851	$10,722	$670,954
Long-lived assets ***	$87,912	$38,614	$40,383	$1,240	$168,149
Three months ended March 31, 2012 and as of December 31, 2012 :
Sales to unaffiliated customers **	$5,472	$13,167	$122,472	$4,030	$145,141
Long-lived assets ***	$91,245	$40,148	$42,607	$2,342	$176,342
Year ended December 31, 2011 and as of December 31, 2011:
Sales to unaffiliated customers **	$21,528	$43,720	$424,950	$15,470	$505,668
Long-lived assets ***	$92,547	$41,010	$43,133	$2,291	$178,981

*	Includes operations in both Canada and Cayman Islands.
**	Based on customer’s location.
***	Includes property, plant and equipment, net; goodwill and intangible assets, net.

b.	For the year ended March 31, 2014, the Company had net sales to three different customers of 20.4%, 17.3% and 13.4% of consolidated net sales. For the year ended March 31, 2013, the Company had net sales to three different customers of 20.8%, 14.0% and 12.2% of consolidated net sales. For the three months ended March 31, 2012, the Company had net sales to three different customers of 24.1%, 12.7% and 11.9% of consolidated net sales. For the year ended December 31, 2011, the Company had net sales to three different customers of 18.9%, 12.4% and 11.8% of consolidated net sales.

c.	Sales by therapeutic category, as a percentage of total net sales for the years ended March 31, 2014 and 2013, the three months ended March 31, 2012, and the year ended December 31, 2011:

	Year ended March 31,		Three months ended March 31,	Year ended December 31,
Category	2014	2013	2012	2011
Dermatological and topical	73%	77%	70%	67%
Neuropsychiatric	14%	9%	10%	13%
Cardiovascular	6%	6%	9%	9%
Anti-inflammatory	4%	4%	4%	5%
Other	3%	4%	7%	6%

Total	100%	100%	100%	100%